Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivative Financial Instruments

NOTE 16. DERIVATIVE FINANCIAL INSTRUMENTS

PEMEX faces market risk caused by the volatility of hydrocarbon prices, exchange rates and interest rates, credit risk associated with investments and financial derivatives, as well as liquidity risk. In order to monitor and manage these risks, PEMEX has approved general provisions relating to financial risk management, which are comprised of policies and guidelines that promote an integrated framework for risk management, regulate the use of derivative financial instruments (“DFIs”), and guide the development of risk mitigation strategies.

This regulatory framework establishes that DFIs should be used only for the purpose of mitigating financial risk. The use of DFIs for any other purpose must be approved in accordance with PEMEX’s current internal regulation.

Approved DFIs are mainly traded on the OTC (Over the Counter) market. However exchange traded instruments may also be used. In the case of PMI Trading, DFIs are traded on CME-ClearPort.

One of PEMEX’s policies is to contribute minimizing the impact that unfavorable changes in financial risk factors have on its financial results by promoting an adequate balance between expected incoming cash flows from operations and outgoing cash flows related to its liabilities.

As part of the regulatory framework for financial risk management, PEMEX has established in its internal procedures the eligible counterparties to trade DFIs and other financial instruments.

In addition, certain PMI subsidiaries have implemented a regulatory framework for risk management with respect to its activities, which consists of policies, guidelines and procedures to manage the market risk associated with its commodity trading activities in accordance with industry best practices, such as: 1) the use of DFIs for financial risk mitigation purposes; 2) the segregation of duties; 3) valuation and monitoring mechanisms, such as the generation of a daily portfolio risk report, value at risk (VaR) computation; and 4) VaR limits, both at a global and business unit level and the implementation of stop loss mechanisms. In addition, PMI Trading also has its own risk management subcommittee that supervises the trading of DFIs.

Given that PEMEX’s outstanding DFIs have been entered into for risk mitigation purposes, particularly with economic hedging purposes, it is unnecessary to establish and monitor market risk limits.

For those portfolios with an open market risk exposure, PEMEX’s financial risk management regulatory framework establishes the implementation and monitoring of market risk limits such as VaR and capital at risk (an aggregation of fair value or mark-to-market (“MtM”) and profit and loss, or CaR).

PEMEX has also established credit guidelines for DFIs that Pemex Industrial Transformation offers to its domestic customers, which include the use of guarantees and credit lines. For exchange traded DFIs, PEMEX trades under the margin requirements of the corresponding exchange market, and therefore does not have internal policies for these DFIs.

DFIs held with financial counterparties do not include collateral exchange clauses. Notwithstanding, PEMEX’s regulatory framework promotes credit risk mitigation strategies such as collateral exchange

A.	Risk Management

I.	Market Risk

i. Interest rate risk

PEMEX is exposed to fluctuations in floating interest rate liabilities. PEMEX is exposed to U.S. dollar LIBOR and to Mexican peso TIIE. As of December 31, 2017, approximately 15.6% of PEMEX’s total net debt outstanding consisted of floating rate debt.

Occasionally, for strategic reasons or in order to offset the expected inflows and outflows, PEMEX has entered into interest rate swaps. Under its interest rate swap agreements, PEMEX acquires the obligation to make payments based on a fixed interest rate and is entitled to receive floating interest rate payments based on LIBOR, TIIE or a rate referenced to or calculated from TIIE.

As of December 31, 2017, PEMEX was a party to four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $1,623,750 at a weighted average fixed interest rate of 2.35% and a weighted average term of 7.3 years.

Similarly, in order to eliminate the volatility associated with variable interest rates of long-term financing operations, PMI NASA has executed interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $71,936, at a weighted average fixed interest rate of 4.17% and a weighted average term of 4.41 years.

Moreover, PEMEX invests in pesos and U.S. dollars in compliance with applicable internal regulations, through portfolios that have different purposes that seek an adequate return subject to risk parameters that reduce the probability of capital losses. The objective of the investments made through these portfolios is to meet PEMEX’s obligations payable in pesos and U.S. dollars.

The investments made through PEMEX’s portfolios are exposed to domestic and international interest rate risk and credit spread risk derived from government and corporate securities, and inflation risk arising from the relationship between UDIs and pesos. However, these risks are mitigated by established limits on exposure to market risk.

ii. Exchange rate risk

Most of PEMEX’s revenues are denominated in U.S. dollars, a significant amount of which is derived from exports of crude oil and petroleum products, which are priced and payable in U.S. dollars. Additionally, PEMEX’s revenues from domestic sales of gasoline and diesel net of IEPS Tax, tax duties, incentives, and other related taxes, as well as domestic sales of natural gas and its byproducts, LPG and petrochemicals, are referenced to international U.S. dollar-denominated prices.

PEMEX’s expenses related to hydrocarbon duties are calculated based on international U.S. dollar-denominated prices and the cost of hydrocarbon imports that PEMEX acquires for resale in Mexico or use in its facilities are indexed to international U.S. dollar-denominated prices. By contrast, PEMEX’s capital expenditure and operating expenses are established in pesos.

As a result of this cash flow structure, the depreciation of the peso against the U.S. dollar increases PEMEX’s financial balance. The appreciation of the peso relative to the U.S. dollar has the opposite effect. PEMEX manages this risk without the need for hedging instruments, because the impact on PEMEX’s revenues of fluctuations in the exchange rate between the U.S. dollar and the peso is offset in whole or in part by its impact on its obligations.

Therefore, PEMEX prioritizes debt issuances denominated in U.S. dollars; nonetheless, this is not always achievable, hence non-U.S. dollar debt issued in international currencies are hedged through DFIs to mitigate their exchange rate exposure, either by swapping them into U.S. dollars or through other derivative structures. The rest of the debt is denominated in pesos or in UDIs, for which most of the debt denominated in UDIs has been converted into pesos through DFIs in order to eliminate the inflationary risk exposure.

As a consequence of the above, PEMEX’s debt issued in international currencies other than U.S. dollars has exchange rate risk mitigation strategies. PEMEX has selected strategies that further seek to reduce its cost of funding by leaving, in some cases, part of this exchange rate exposure unhedged when assessed appropriate.

The underlying currencies of PEMEX’s DFIs are the euro, Swiss franc, Japanese yen, Pound sterling and Australian dollar versus the U.S. dollar and UDIs versus the peso.

In 2017, PEMEX entered into various cross-currency swaps to hedge inflation risk arising from debt denominated in UDIs, for an aggregate notional amount of Ps. 6,291,969. During 2016, PEMEX entered into the same kind of instruments to hedge currency risk arising from debt obligations denominated in euros and Swiss francs for an aggregate notional amount of U.S. $3,459,236 and the inflation risk arising from debt denominated in UDIs, for an aggregate notional amount of Ps. 1,077,101.

Most of PEMEX’s cross-currency swaps are plain vanilla except for one swap entered into in 2004 to hedge its exposure to the euro, which expired in 2016. This swap was referred to as an “extinguishing swap” and was obtained in order to hedge long-term obligations. The main characteristic of extinguishing swaps was that these DFIs terminate upon the occurrence of any of the credit default events specified in the DFI contract confirmation, without any payment obligation for either party. This swap had a notional amount of U.S. $1,146,410.

In 2016, PEMEX entered into, without cost, an options structure called “Seagull Option” in order to cover the notional risk of a debt issue in Japanese yen for ¥80,000,000, keeping the coupons in the original currency (0.5% annual coupon rate). This structure protects the short exposure in Japanese yen against an appreciation of the Japanese yen versus the U.S. dollar from JPY 83.70 and up to JPY 75.00 and recognizes a benefit if the Japanese yen depreciates to an average of 117.39 JPY/USD.

Moreover, in 2017 PEMEX entered into, without cost, three more Seagull Options to hedge the notional risk of three debt issues in euros for an aggregate notional amount of € 4,250,000. These structures protect the short exposure in euros against an appreciation of the euro versus the U.S. dollar in a specific range, and PEMEX recognizes a benefit if the euro depreciates up to a certain exchange rate, for each debt issue. Whereas, in order to mitigate the exchange rate risk caused by the coupons of these issues PEMEX entered into coupon-only swaps.

Additionally, PEMEX entered into, without cost, a structure which is composed of a cross-currency swap and the sale of a call option, in order to hedge the notional risk of a debt issue in Pound sterling for £450,000, guaranteeing complete protection up to a certain exchange rate and partial protection above that level.

PEMEX recorded a total net foreign exchange gain (loss) of Ps. 23,184,122, Ps. (254,012,743) and Ps. (154,765,574), for the years ended December 31, 2017, 2016 and 2015, respectively; these amounts include the unrealized foreign exchange gain (loss) associated with debt of Ps. 16,685,439, Ps. (243,182,764) and Ps. (152,554,454) for the years ended December 31, 2017, 2016 and 2015, respectively. The appreciation of the peso caused a total net foreign exchange gain because a significant part of PEMEX’s debt, 89.4% (principal only), as of December 31, 2017 is denominated in foreign currency. Unrealized foreign exchange gains and losses do not impact PEMEX’s cash flows. Due to the cash flow structure described above, the depreciation of the peso relative to the U.S. dollar does not affect PEMEX’s ability to meet U.S. dollar-denominated financial obligations and improves PEMEX’s ability to meet peso-denominated financial obligations. On the other hand, the appreciation of the peso relative to the U.S. dollar may increase PEMEX’s peso debt service costs on a U.S. dollar basis. PEMEX’s foreign exchange gain in 2017 was due to the appreciation of the peso, from Ps. 20.6640 = U.S. $1.00 on December 31, 2016 to Ps. 19.7867 = U.S. $1.00 on December 31, 2017. PEMEX’s foreign exchange loss in 2016 was due to the depreciation of the peso, from Ps. 17.2065 = U.S. $1.00 on December 31, 2015 to Ps. 20.6640 = U.S. $1.00 on December 31, 2016. PEMEX’s foreign exchange loss in 2015 was due to the depreciation of the peso, from Ps. 14.7180 = U.S. $1.00 on December 31, 2014 to Ps.17.2065 = U.S. $1.00 on December 31, 2015.

Certain of the PMI subsidiaries face market risks generated by fluctuations in foreign exchange rates. In order to mitigate these risks, the boards of directors of several of these companies have authorized a policy which stipulates that no more than 5% of a company’s total financial assets may be denominated in a currency other than its functional currency, unless the company owes a duty or expected payment in a currency other than its functional one. Accordingly, certain PMI subsidiaries will, from time to time, enter into DFIs in order to mitigate the risk associated with financing operations denominated in currencies other than their respective functional currency.

Finally, a significant amount of PMI Trading’s income and expenses, including the cost of sales and related sales costs, is derived from the trade of refined products, petrochemicals and gas liquids to PEMEX subsidiaries and third parties, whose prices are determined and are payable in U.S. dollars. PMI Trading’s exposure to foreign currency risk results primarily from the need to fund tax payments denominated in domestic currency, as well as certain related sales costs denominated in domestic currency.

PMI Trading believes it can adequately manage the risk created by the payment of taxes in domestic currency without the need to enter into hedging instruments because the exposure to this risk is marginal relative to the total flows of U.S. dollar. In addition, in the event that a potential foreign exchange risk arises in connection with a commercial transaction, PMI Trading may implement risk mitigation measures by entering into DFIs.

iii. Hydrocarbon Price Risk

PEMEX periodically assesses its revenues and expenditures structure in order to identify the main market risk factors that PEMEX’s cash flows are exposed to in connection with international hydrocarbon prices. Based on this assessment, PEMEX monitors its exposure to the most significant risk factors and quantifies their impact on PEMEX’s financial balance.

PEMEX’s exports and domestic sales are directly or indirectly related to international hydrocarbon prices. Therefore, PEMEX is exposed to fluctuations in these prices. In terms of crude oil and natural gas, part of this risk is transferred to the Mexican Government under PEMEX’s current fiscal regime.

PEMEX continuously evaluates the implementation of risk mitigation strategies, including those involving the use of DFIs, while taking into account operational and economic constraints.

PEMEX’s exposure to hydrocarbon prices is partly mitigated by natural hedges between its inflows and outflows.

Since 2016, as a result of the changes in the PEMEX’s fiscal regime, its sensitivity to crude oil prices decreased. Nonetheless, PEMEX worked on a hedging strategy for the following years in order to reduce its exposure to drops in crude oil price.

In April 2017, PEMEX entered into a crude oil hedge to partially protect its cash flows from decreases in the Mexican crude oil basket price below that established in the Ley de Ingresos de la Federación (“Federal Revenue Law”). PEMEX hedged 409 thousand barrels per day from May to December 2017 for U.S. $133,503. As a result of this strategy PEMEX had an income of U.S. $205,705.

During the fourth quarter of 2017, PEMEX entered into a crude oil hedge to partially protect cash flows for the fiscal year 2018 from decreases in the Mexican crude oil basket price below the one established in the 2018 Federal Revenue Law. PEMEX hedged 440 thousand barrels per day from January to December 2018 for U.S. $449,898.

In 2015, PEMEX entered into various swaps in order to hedge the risk arising from the variations of the propane price of its imports. These DFIs were held over a percentage of the total imports volume with maturity dates in 2015. During 2017 and 2016, PEMEX did not enter into any propane import price swaps.

In addition to supplying natural gas, Pemex Industrial Transformation offers DFIs to its domestic customers in order to provide them with support to mitigate the risk associated with the volatility of natural gas prices. Until 2016, Pemex Industrial Transformation entered into DFIs with Mex Gas Supply, S.L. under the opposite position to those DFIs offered to its customers in order to mitigate the market risk it bears under such offered DFIs. Mex Gas Supply, S.L. then transferred the related price risk derived from the DFI position held with Pemex Industrial Transformation to international financial counterparties by entering into these opposite position DFIs with such parties. As of 2017, Pemex Industrial Transformation must enter into DFIs with Petróleos Mexicanos under the opposite position to those DFIs offered to its customers, thereby replacing Mex Gas Supply, S.L. However, as of December 31, 2017, no DFIs have been entered into under this mechanism. Due to the above, Pemex Industrial Transformation maintains a negligible or even null exposure to market risk. These portfolios have VaR and Capital at Risk limits in order to limit market risk exposure.

PMI Trading faces market risk generated by the terms of the purchase and sale of refined products and natural gas liquids, as well as the volatility of oil prices. Accordingly, it frequently enters into DFIs in order to mitigate this risk, thereby reducing the volatility of its financial results.

iv. Risks relating to the portfolio of third-party shares

As of December 31, 2017, Petróleos Mexicanos does not hold any third-party shares of companies that do not participate in financial markets and, therefore, does not hold any related DFIs.

During 2017, PMI HBV liquidated the total shareholding in Repsol, S.A. (Repsol), which was 23,416,219 shares. Therefore, as of December 31, 2017, PEMEX does not hold any third-party shares and does not hold any related DFIs.

v. Market risk quantification

The quantification of market risk exposure in PEMEX’s financial instruments is presented below, in accordance with the applicable international risk management practices.

Interest rate risk quantification

The quantification of interest rate risk of investment portfolios is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. The VaR incorporates interest rate and spread risks. In addition, for portfolios in domestic currency, the VaR includes the inflation risk embedded in securities denominated in UDI. For portfolio management purposes, interest rate risk is mitigated by VaR limits.

As of December 31, 2017, the VaR of PEMEX’s investment portfolios was Ps. (10.82) for the Peso Treasury Portfolio, Ps. (44.95) for the Fondo Laboral Pemex Portfolio (“FOLAPE”), Ps. (7.17) for the Fideicomiso de Cobertura Laboral y de Vivienda Portfolio (“FICOLAVI”), Ps. (544.32) for the Mexican Peso Treasury Portfolio managed by Operadora de Fondos Nafinsa, S.A. de C.V. (“OFINSA”), and U.S. $0 for the U.S. Dollar Treasury Portfolio.

In addition to the exposure to interest rate fluctuations of the DFIs in which PEMEX is obligated to pay floating rates, PEMEX’s DFIs are exposed to MtM volatility as a result of changes in the interest rate curves used in their valuation.

Interest rate risk quantification was calculated for DFIs in conjunction with the interest rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to a parallel shift of 10 basis points (bp) over the zero coupon rate curves. The 10bp parallel shift may be used to estimate in a simple manner the impact for proportional values to this shift and was selected in accordance with market practices for financial risk management.

For the debt portfolio, interest rate risk sensitivity was calculated taking into account both the DFI interbank market yield curves and the PEMEX curves (which were also used to estimate the debt portfolios’ fair value). These metrics were calculated solely for informational purposes and are not used for portfolio management purposes because PEMEX does not intend to prepay its debt or terminate its DFIs early. Therefore, there is no interest rate risk arising from fixed rate obligations.

INTEREST RATE and CURRENCY DFIs

Interest rate sensitivity to + 10 bp
	Interbank Yield Curves			PEMEX Curves Sensitivity debt
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net
in thousands U.S. dollars
CHF	3,144	(3,144)	—	3,030
Euro	100,081	(84,962)	15,119	82,839
Pound Sterling	7,691	(7,073)	618	6,587
Yen	8,542	(3,972)	4,570	6,877
Peso	43,774	2,039	45,813	42,012
UDI	16,496	(11,586)	4,910	15,453
U.S. dollar	785,508	89,880	875,388	416,052

FX swaps were included in the calculation of the figures in the previous table, which were not traded as debt hedging.

In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements for the years ended December 31, 2017, 2016 and 2015, in which PEMEX assumed either an increase or decrease of 25 basis points in the floating interest rates of its debt and corresponding hedges.

At December 31, 2017, 2016 and 2015, had market interest rates been 25 basis points higher, with all other variables remaining constant, net income for the year would have been Ps. 704,011, Ps. 841,024 and Ps. 922,268 lower for December 31, 2017, 2016 and 2015, respectively, primarily as a result of an increase in interest expense. Conversely, had market interest rates been 25 basis points lower, net income for the year would have been Ps. 704,011, Ps. 841,024 and Ps. 922,268 greater at December 31, 2017, 2016 and 2015, respectively, primarily as a result of a decrease in interest expense.

Exchange rate risk quantification

The investments of PEMEX’s portfolios do not face foreign exchange rate risk because the funds of such portfolios are used to meet obligations in pesos and U.S. dollars.

Currency DFIs are entered into in order to hedge exchange rate risk arising from debt flows in currencies other than pesos and U.S. dollars or inflation risk arising from debt flows in UDIs. However, due to the accounting treatment, net income is exposed to mark-to-market volatility as a result of changes in the exchange rates used in their valuation.

Exchange rate risk quantification was calculated for DFIs in conjunction with the exchange rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to an increase of 1% to the exchange rates of currencies against the U.S. dollar. The 1% may be used to estimate in a simple manner the impact for proportional values to this increase and was selected in accordance with market practices for financial risk management.

For the debt portfolio, exchange rate risk sensitivity was calculated taking into account both, interbank market yield curves and the PEMEX curves. In addition, the table shows the one-day horizon historical VaR of the remaining open position, with a confidence level of 95%, over a period of one year. These metrics were calculated solely for informational purposes. Nevertheless, in order to carry out management activities related to its debt portfolio, PEMEX periodically conducts quantitative analyses in order to estimate the exchange rate risk exposure generated by its debt issuances. Based on these analyses, PEMEX has elected to enter into DFIs as an exchange rate risk mitigation strategy.

INTEREST RATE and CURRENCY DFIs

	Interbank Yield Curves				PEMEX Curves 1% Debt
Currency	1% Debt	1% DFIs	1% Net	VaR 95% Net
in thousands U.S. dollars
CHF	(13,943)	13,943	—	—	(13,624)
Euro	(187,988)	165,894	(22,094)	(19,744)	(167,068)
Pound Sterling	(13,822)	13,042	(780)	(666)	(12,322)
Yen	(16,914)	11,470	(5,444)	(4,398)	(14,859)
Peso	(135,974)	1,409	(134,565)	(162,336)	(133,525)
UDI	(29,485)	25,358	(4,127)	(5,038)	(28,573)

As shown in the table above, exchange rate risk derived from debt denominated in currencies other than pesos and U.S. dollars is almost fully hedged by DFIs.

The exchange rate risk exposure to the euro, Pound sterling and Japanese yen is result of the delta of the structures described above (Seagull Options and Calls).

FX swaps which were not traded as part of debt hedging were included in the calculation of the figures in the table above.

In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements of the years ended December 31, 2017, 2016 and 2015, in which PEMEX assumed either an increase or decrease of 10% in the exchange rate between the U.S. dollar and peso in order to determine the impact on net income and equity as a result of applying these new rates to the monthly balances of assets and liabilities denominated in U.S. dollars.

At December 31, 2017, 2016 and 2015, had the peso depreciated against the U.S. dollar by 10% with other variables remaining constant, net income would have been Ps.149,669, Ps.124,512 and Ps.105,915 lower, respectively, primarily as a result of an increase in the exchange rate losses. However, had the peso appreciated against the U.S. dollar by 10%, net income for the period would have increased by Ps.149,669, Ps.124,512 and Ps.105,915, respectively, primarily as a result of the decrease in exchange rate losses.

Hydrocarbon price risk quantification

Pemex Industrial Transformation occasionally faces market risk due to open positions arising from the mismatch between the DFI portfolio offered to domestic customers and hedges with international counterparties. As of December 31, 2017, Pemex Industrial Transformation’s natural gas DFI portfolio had no market risk exposure.

Market risk exposure is measured using the 20-day Delta-Gamma VaR methodology, with a confidence level of 95%, based on 500 daily observations; VaR and CaR are monitored and mitigated by pre-established limits.

It should be noted that sensitivity analyses were not carried out for other financial instruments, such as accounts receivable and payable (as defined in the financial reporting standards). Such accounts are cleared in short-term, and therefore market risk is considered to be nonexistent. Most of these accounts are related to hydrocarbon prices.

In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.

PMI Trading’s global VaR associated with commodities market risk was U.S. $(8,789) as of December 31, 2017. This VaR was calculated using the historical method with a 99% confidence level, two-year history and a one-day horizon. The minimum VaR recorded on the year was U.S. $(4,720) (registered on October 17, 2017) and the maximum VaR recorded on the year was U.S. $(19,695) (registered on January 4, 2017). As of December 31, 2016, the global VaR was U.S. $(23,198).

The quantification of crude oil price risk is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. As of December 31, 2017, this was U.S. $0 as a result of the rise in the price of crude oil.

II.	Credit Risk

When the fair value of a DFI is favorable to PEMEX, PEMEX faces the risk that the counterparty will not be able to meet its obligations. PEMEX monitors its counterparties’ creditworthiness and calculates the credit risk exposure for its DFIs. As a risk mitigation strategy, PEMEX only enters into DFIs with major financial institutions with a minimum credit rating of BBB-. These ratings are issued and revised periodically by risk rating agencies. Furthermore, PEMEX seeks to maintain a diversified portfolio of counterparties.

In order to estimate PEMEX’s credit risk exposure to each financial counterparty, the potential future exposure is calculated by projecting the risk factors used in the valuation of each DFI in order to estimate the MtM value for different periods, taking into account any credit risk mitigation provisions.

Moreover, PEMEX has entered into various long-term cross-currency swaps agreements with “recouponing” provisions (pursuant to which the payments on the swaps are adjusted when the MtM exceeds the relevant threshold specified in the swap), thereby limiting the exposure with its counterparties to a specific threshold amount. The specified thresholds were reached in three cross-currency swaps from the first to the fourth quarter of 2017, which were used to hedge the exchange rate exposure to the euro and in five cross-currency swaps during 2016, which were used to hedge the exchange rate exposure to the Pound sterling. This resulted in the cash settlement of such swaps and the resetting of swap terms to return their mark-to-market value to zero. During 2017, PEMEX did not enter into any cross-currency swap with these characteristics.

In addition, during 2016 PEMEX entered into long-term DFIs with mandatory early termination clauses (pursuant to which, at a given date and irrespective of the current MtM, the DFI will terminate and settle at the corresponding MtM, and PEMEX can either enter into a new DFI with the same counterparty or a new counterparty), which reduces the credit risk generated by the term of the DFI by bounding it to a specific date. As of December 31, 2017, PEMEX has entered into three euro swaps and two Japanese yen Seagull Option structures, with termination clauses in 2018 and 2021, respectively.

According to IFRS 13 “Fair Value Measurement,” the fair value or MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. In accordance with market best practices, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty credit default swaps’, at each payment date; and c) the default recovery rates of each counterparty.

The current and potential exposures, aggregated by credit rating, are as follows:

Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A	257,424	976,230	1,298,110	1,314,296	578,548	482,959	—
A-	138,850	235,594	191,681	228,801	223,751	257,465	—
BBB+	310,705	1,010,356	1,540,015	1,349,311	1,243,898	1,115,559	78,831
BBB	2,183	18,626	20,064	18,092	—	—	—

PEMEX also faces credit risk derived from its investments. As of December 31, 2017, the notional amounts of investments in domestic currency, organized by the credit ratings of the issuances, were as follows:

Credit rating of issuances*	Notional amount
mxAAA	Ps. 811,548
mxAA	200,876
mxA	271,275
* Minimum S&P, Moody’s and Fitch credit rating.
National Credit Rating Scale.
Does not include investments in Mexican Government bonds.

The table above does not include domestic currency Mexican Government bonds because these issuances are considered not to carry default risk in this currency.

PEMEX held an investment in a note linked to United Mexican States’ credit risk that was issued by a U.S. financial institution with a BBB+ credit rating. This note matured in June 2016 and had a face value of U.S. $108,000. As of December 31, 2017, PEMEX does not hold an investment in structured notes.

Furthermore, by means of its credit guidelines for DFI operations, Pemex Industrial Transformation has significantly reduced its credit risk exposure related to the DFIs offered to its customers to assist them in mitigating the risk associated with the volatility of natural gas.

In order to qualify for these DFIs, Pemex Industrial Transformation’s customers must be party to a current natural gas supply contract and sign a domestic master derivative agreement.

Additionally, beginning on October 2, 2009, DFIs with these customers must be initially secured by cash deposits, letters of credit or other collateral provisions, as required. In accordance with these guidelines, in the event that a client does not meet its payment obligations, DFIs related to this client are terminated, rights to collateral are exercised and, if the collateral is insufficient to cover the fair value, natural gas supply is suspended until the payment is made.

On August 20, 2014, certain amendments to the credit guidelines were enacted, which allowed Pemex-Gas and Petrochemicals, and now Pemex Industrial Transformation, to offer to its clients with an adequate credit rating, based on an internal financial and credit assessment, DFIs with an exemption from collateral requirements up to certain amount through a credit line approved by the credit committee. Moreover, if the credit line is insufficient to cover each client’s exposure, the client is obligated to deposit collateral. If a client suffers an event of default, DFIs related to this client are terminated early and natural gas supply is suspended until the payment is made.

As of December 31, 2017, Pemex Industrial Transformation’s DFIs had a fair value of U.S. $1,464 (deferred premiums included) for clients with exempted credit lines and U.S. $8,183 for clients with guaranteed credit lines. The total amount of exempt credit lines rose to U.S. $117,956, representing 1% usage of available exempt credit lines, while the total amount of guaranteed credit lines rose to U.S. $930,199, representing a 1% usage of available guaranteed credit lines.

As of December 31, 2017, the overdue accounts of natural gas customers in the industrial and distribution sectors accounted for less than 1.00% of the total sales of Pemex Industrial Transformation.

As of December 31, 2017, Pemex Industrial Transformation had open DFIs with 8 customers. Of the total volume (in millions of British thermal units or MMBtu) of DFIs, industrial customers represented 100%.

As of December 31, 2017 and 2016, Pemex Industrial Transformation had not provided any collateral for DFIs entered into to hedge its DFIs with customers. This was due to the following: (i) natural gas prices maintained levels below the strike price, which has kept the credit limits within the set limits; and (ii) when certain DFIs matured, Pemex-Gas and Basic Petrochemicals, and now Pemex Industrial Transformation, had used domestic customers’ payments to meet its international obligations.

The potential future exposure of Mex Gas Supply, S.L.’s DFI portfolio was calculated in an analogous manner to the analysis of Petróleos Mexicanos’ DFI positions. The current and potential exposure, aggregated by credit rating, is as follows:

Maximum Credit Exposure by term in Pemex Industrial Transformation

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A	27	27	—	—	—	—	—
A-	541	541	306	—	—	—	—
BBB+	25	25	1	—	—	—	—

PMI Trading’s credit risk associated with DFI transactions is mitigated through the use of futures and standardized instruments that are cleared through CME-ClearPort.

III.	Liquidity Risk

Through its debt planning and the purchase and sale of U.S. dollars, PEMEX currently preserves a cash balance at a level of liquidity in domestic currency and U.S. dollars that is considered adequate to cover its investment and operating expenses, as well as other payment obligations. In order to preserve a cash balance at a suitable level, in December of 2017, PEMEX entered into ten FX swaps of the peso against U.S. dollar for an aggregate amount of U.S. $3,000,000.

In addition, PEMEX has acquired committed revolving credit lines in order to mitigate liquidity risk, two of which provide access to Ps. 3,500,000 and Ps. 20,000,000 with expiration dates in June and November 2019, respectively; and three others that each provide access to U.S. $1,500,000, U.S. $3,250,000 and U.S. $1,950,000 with expiration dates in December 2019, February 2020 and January 2021, respectively.

Finally, the investment strategies of PEMEX’s portfolios are structured by selecting time horizons that consider each currency’s cash flow requirements in order to preserve liquidity.

Certain PMI subsidiaries mitigate their liquidity risk through several mechanisms, the most important of which is the centralized treasury or “in-house bank,” which provides access to a syndicated credit line for up to U.S. $700,000 and cash surplus capacity in the custody of the centralized structure. In addition, certain PMI subsidiaries have access to bilateral credit lines from financial institutions for up to U.S. $650,000.

These companies monitor their cash flow on a daily basis and protect their creditworthiness in the financial markets. Liquidity risk is mitigated by monitoring the maximum/minimum permissible financial ratios as set forth in the policies approved by each company’s board of directors.

The following tables show the cash flow maturities as well as the fair value of PEMEX’s debt and DFI portfolios as of December 31, 2017 and 2016. It should be noted that:

•	For debt obligations, these tables present principal cash flow and the weighted average interest rates for fixed rate debt.

•	For interest rate swaps, cross currency swaps, currency options and currency forwards, these tables present notional amounts and weighted average interest rates by expected (contractual) maturity dates.

•	Weighted average variable rates are based on implied forward rates obtained from the interbank market yield curve at the reporting date.

•	For natural gas DFIs, volumes are presented in millions of British thermal unit (MMBtu), and fixed average and strike prices are presented in U.S. dollars per MMBtu.

•	For crude oil, volumes are presented in millions of barrels, and fixed average and strike prices are presented in U.S. dollars per barrel.

•	A DFI’s fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg. Forward curves and implied volatilities for natural gas and crude oil are supplied by the Kiodex Risk Workbench platform.

•	For PMI Trading, the prices used in commercial transactions and DFIs are published by reputable sources that are widely used in international markets, such as CME-NYMEX, Platts and Argus, among others.

•	Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve in the original currency, or through other standard methodologies commonly applied in financial markets for specific instruments.

•	For all instruments, tables are based on the contract terms in order to determine the future cash flows that are categorized by expected maturity dates.

This information is presented in thousands of pesos, except as noted.

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2017(1)

	Year of expected maturity date
	2018		2019		2020		2021		2022		2023 thereafter		Total carrying value		Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps	53,465,817	Ps	59,498,256	Ps	60,290,621	Ps	95,232,448	Ps	84,076,050	Ps	808,836,547	Ps	1,161,399,739	Ps	. 1,213,404,769
Average interest rate (%)														5.7747%
Fixed rate (Japanese yen)		—		—		—		—		—		19,296,607		19,296,607		18,040,398
Average interest rate (%)														1.3485%
Fixed rate (Pounds)		—		—		—		—		9,345,839		11,952,816		21,298,655		24,381,394
Average interest rate (%)														5.7246%
Fixed rate (pesos)		—		—		10,033,017		20,376,655		1,999,098		88,349,072		120,757,842		171,683,692
Average interest rate (%)														7.4876%
Fixed rate (UDIs)		—		18,477,076		4,764,175		3,874,313		—		30,081,647		57,197,211		56,536,905
Average interest rate (%)														2.7458%
Fixed rate (euros)		1,043		32,042,196		30,801,894		41,508,857		23,655,950		171,255,634		299,265,574		330,573,998
Average interest rate (%)														3.6736%
Fixed rate (Swiss Francs)		4,565,075		6,088,686		12,149,953		3,046,567		—		—		25,850,281		26,957,785
Average interest rate (%)														1.8387%
Fixed rate (Australian dollars)		—		—		—		—		—		—		—		—
Average interest rate (%)		—		—		—		—		—		—		—		—

Total fixed rate debt		58,031,935		116,106,214		118,039,660		164,038,840		119,076,937		1,129,772,323		1,705,065,909		1,841,578,940

Variable rate (U.S. dollars)		58,364,536		15,302,101		62,289,546		12,809,666		31,289,725		18,379,557		198,435,131		206,254,219
Variable rate (Japanese yen)		—		—		11,244,800		—		—		—		11,244,800		11,361,079
Variable rate (pesos)		8,734,371		27,995,083		18,341,742		8,459,163		8,394,483		19,125,764		91,050,606		94,188,981

Total variable rate debt		67,098,907		43,297,184		91,876,088		21,268,829		39,684,208		37,505,321		300,730,537		311,804,280

Total debt	Ps	. 125,130,842	Ps	. 159,403,398	Ps	. 209,915,748	Ps	. 185,307,669	Ps	. 158,761,145	Ps	.1,167,277,644	Ps	. 2,005,796,446	Ps	.2,153,383,220

Note:	Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00; Ps. 0.1757 = 1.00 Japanese yen; Ps. 26.7724 = 1.00 Pound sterling; Ps. $ 5.934551 = 1.00 UDI; Ps. 23.7549 = 1.00 euro; Ps. 20.2992 = 1.00 Swiss Franc; and Ps. 15.4752 = 1.00 Australian dollar.

Source: PEMEX

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2016(1)

	Year of expected maturity date
	2017		2018		2019		2020		2021		2022 thereafter		Total carrying value		Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)		Ps 15,759,027	Ps	86,161,096	Ps	65,642,616	Ps	62,440,943	Ps	98,858,992	Ps	826,093,574	Ps	1,154,956,248	Ps	1,137,936,275
Average interest rate (%)														5.6541%
Fixed rate (Japanese yen)		517,286		—		—		—		—		19,459,306		19,976,592		17,336,203
Average interest rate (%)														1.3665%
Fixed rate (Pounds)		—		—		—		—		—		8,825,434		8,825,434		11,373,345
Average interest rate (%)														8.2500%
Fixed rate (pesos)		—		—		—		10,048,950		20,457,671		90,393,507		120,900,128		160,930,040
Average interest rate (%)														7.4878%
Fixed rate (UDIs)		—		—		17,319,897		4,464,787		3,630,557		28,288,180		53,703,421		50,809,979
Average interest rate (%)														4.0559%
Fixed rate (euros)		26,006,880		—		29,198,138		28,061,554		—		123,886,644		207,153,216		216,100,006
Average interest rate (%)														3.9581%
Fixed rate (Swiss Francs)		—		4,539,022		6,056,338		12,102,748		3,031,480		—		25,729,588		26,469,543
Average interest rate (%)														1.8385%
Fixed rate (Australian dollars)		2,232,195		—		—		—		—		—		2,232,195		2,346,390
Average interest rate (%)		—		—		—		—		—		—		6.1250%		—

Total fixed rate debt		44,515,388		90,700,118		118,216,989		117,118,982		125,978,700		1,096,946,645		1,593,476,822		1,623,301,781

Variable rate (U.S. dollars)		38,811,320		27,907,661		15,984,547		52,726,647		13,366,336		45,385,885		194,182,396		195,838,382
Variable rate (Japanese yen)		—		—		—		11,341,440		—		—		11,341,440		11,025,531
Variable rate (euros)		—		—		—		—		—		—		—		—
Variable rate (pesos)		65,024,075		8,742,191		28,007,709		18,347,822		8,468,176		27,764,693		156,354,666		158,109,920

Total variable rate debt		103,835,395		36,649,852		43,992,256		82,415,909		21,834,512		73,150,578		361,878,502		364,973,833

Total debt	Ps.	148,350,783	Ps.	127,349,970	Ps.	162,209,245	Ps.	199,534,891	Ps.	147,813,212	Ps.	1,170,097,223	Ps.	1,955,355,324	Ps.	1,988,275,614

Note:	Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2016 of: Ps. 20.664 = U.S. $1.00; Ps. 0.17721 = 1.00 Japanese yen; Ps. 25.30513 = 1.00 Pound sterling; Ps. $ 5.562883 = 1.00 UDI; Ps. 21.6724 = 1.00 euro; Ps. 20.19744= 1.00 Swiss Franc; and Ps. 14.88428 = 1.00 Australian dollar.

Source: PEMEX

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2017(1)(2)

	Year of expected maturity date						Total Notional Amount	Fair Value(3)
	2018	2019	2020	2021	2022	2023 Thereafter
Hedging instruments(2)(4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps. 4,704,170	Ps. 4,717,321	Ps. 4,730,857	Ps. 4,686,396	Ps 4,570,070	Ps 10,143,209	Ps. 33,552,022	Ps. 388,851
Average pay rate	3.16%	3.18%	3.20%	3.22%	3.26%	3.48%	N.A.	N.A.
Average receive rate	3.19%	3.44%	3.69%	3.81%	3.95%	4.48%	N.A.	N.A.
Interest rate swaps (pesos)
Variable to fixed	—	—	—	—	—	—	—	—
Average pay rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Average receive rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars	—	29,898,198	28,719,208	36,902,690	21,302,856	161,617,172	278,440,124	19,065,727
Receive Japanese yen/ Pay U.S. dollars	—	—	13,039,563	—	—	4,775,551	17,815,114	(1,670,533)
Receive Pounds sterling/ Pay U.S. dollars	—	—	—	—	10,310,216	11,706,999	22,017,215	1,151,096
Receive UDI/ Pay pesos	—	23,740,341	7,292,520	3,000,000	—	20,605,166	54,638,028	(4,720,592)
Receive Swiss francs/ Pay U.S. dollars	4,535,474	6,501,082	11,548,658	2,994,374	—	—	25,579,588	400,316
Receive Australian dollars/ Pay U.S. dollars	—	—	—	—	—	—	—	—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—	—	—	—	14,046,320	14,046,320	48,715
Buy call, Sell call and Sell Put on euros	—	—	—	41,567,998	—	59,382,855	100,950,853	4,919,444
Sell Call on Pound sterling	—	—	—	—	—	12,031,728	12,031,728	(239,626)
Currency Forwards
Receive U.S. dollars / Pay pesos	59,360,100	—	—	—	—	—	59,360,100	(2,006,461)

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00 and Ps. 23.7549 = 1.00 euro.
(2)	PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however DFIs are not recorded as hedges for accounting purposes.

Source: PEMEX

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2016(1)(2)

	Year of expected maturity date						Total Notional Amount	Fair Value(3)
	2017	2018	2019	2020	2021	2022 Thereafter
Hedging instruments(2)(4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps. 4,899,645	Ps. 4,912,743	Ps. 4,926,477	Ps. 4,940,613	Ps 4,894,180	Ps 15,365,634	Ps. 39,939,292	Ps. 164,716
Average pay rate	2.76%	2.66%	3.35%	3.83%	4.04%	4.57%	N.A.	N.A.
Average receive rate	2.95%	2.99%	3.03%	3.06%	3.11%	3.33%	N.A.	N.A.
Interest rate swaps (pesos)
Variable to fixed	—	—	—	—	—	—	—	—
Average pay rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Average receive rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars	34,775,198	—	31,223,821	29,992,556	—	133,024,913	229,016,488	(16,484,533)
Receive Japanese yen/ Pay U.S. dollars	532,711	—	—	17,697,534	—	4,987,289	23,217,534	(6,132,633)
Receive Pounds sterling/ Pay U.S. dollars	—	—	—	—	—	10,767,349	10,767,349	(211,207)
Receive UDI/ Pay pesos	—	—	23,740,341	3,540,220	3,000,000	14,313,198	44,593,759	(2,132,236)
Receive Swiss francs/ Pay U.S. dollars	—	4,736,567	6,789,326	12,060,700	3,127,139	—	26,713,732	(789,449)
Receive Australian dollars/ Pay U.S. dollars	2,459,429	—	—	—	—	—	2,459,429	(126,796)
Currency Options
Buy Put, Sell Put and sell Call on yen	—	—	—	—	—	14,133,580	14,133,580	(301,131)

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2016 of: Ps. 20.664 = U.S. $1.00 and Ps. 21.6724 = 1.00 euro.
(2)	PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however DFIs are not recorded as hedges for accounting purposes.

Source: PEMEX

B.	Fair value of derivative financial instruments

PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.

PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. As a result of this monitoring, PEMEX does not employ an independent third party to perform the valuation.

PEMEX’s DFIs portfolio is composed primarily of swaps, the prices of which are estimated by discounting flows using the appropriate factors and contains no exotic instruments that require numerical approximations for their valuation.

Embedded derivatives

In accordance with established policies, PEMEX has analyzed the different contracts it has entered into and has determined that according to the terms thereof, none meet the criteria necessary to be classified as embedded derivatives. Accordingly, as of December 31, 2017 and 2016, PEMEX did not recognize any embedded derivatives (foreign currency or index).

Accounting treatment

PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as non-hedge instruments or as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.

As of December 31, 2017 and 2016, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. 12,367,475 and Ps. (26,010,486), respectively. As of December 31, 2017 and 2016, PEMEX did not have any DFIs designated as hedges.

The following table shows the fair values and notional amounts of PEMEX’s OTC DFIs that were designated as non-hedges for accounting purposes and entered into for trading purposes as of December 31, 2017 and 2016. It should be noted that:

•	A DFI’s fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg. Forward curves and implied volatilities for natural gas and crude oil are supplied by the Kiodex Risk Workbench platform.

•	Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly applied in the financial markets for certain specific instruments.

•	The information is presented in thousands of pesos (except as noted).

		December 31, 2017		December 31, 2016
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	Ps.16,695,028	Ps. 79,448	Ps.20,018,250	Ps.	(90,451)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	15,433,626	332,273	18,132,660		312,210
Cross-currency swaps	PEMEX pays fixed in pesos and receives notional in UDI.	23,740,341	(4,504,151)	23,740,341		(4,815,373)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	30,897,687	(216,441)	20,853,418		2,683,138
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,775,551	134,461	5,520,000		(116,507)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	13,039,563	(1,804,993)	17,697,534		(6,016,126)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	278,440,124	19,065,727	229,016,488		(16,484,533)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	11,706,999	590,113	—		—
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.	10,310,216	560,982	10,767,349		(211,207)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	25,579,588	400,316	26,713,732		(789,449)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in AUD.	—	—	2,459,429		(126,796)
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen.	14,046,320	48,715	14,133,580		(301,131)
Currency Options	PEMEX Buy call, Sell call and Sell Put on euros.	100,950,853	4,919,444	—		—
Currency Options	PEMEX Sell Call on Pound sterling	12,031,728	(239,626)	—		—
Currency Forward	PEMEX pays Pesos and receives U.S. dollar.	59,360,100	(2,006,461)	—		—
Natural gas swaps	PEMEX receives fixed.	(51,724)	6,934	(160,214)		(25,145)
Natural gas swaps	PEMEX receives floating.	50,846	(6,114)	157,545		27,869
Natural gas options	PEMEX Long Call.	18,625	398	73,653		11,548
Natural gas options	PEMEX Short Call.	(18,625)	(397)	(73,653)		(11,488)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	1,423,368	(22,870)	1,788,382		(57,043)

			Ps.17,337,760		Ps.	(26,010,486)

	December 31, 2017			December 31, 2016
DFI	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude Oil Options	153.56	Ps.	(5,010,187)	—	—

		December 31, 2017			December 31, 2016
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	2.1	Ps	. (141,693)	—	Ps.	—
Petroleum Products Swaps	Exchange traded	1.3	Ps	. (99,680)	4.1	Ps.	(688,016)

Notes: Numbers may not total due to rounding.

(1)	The fair value of the Futures and the Petroleum Products Swaps, was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

The exchange rate for U.S. dollars as of December 31, 2017 and 2016 was Ps. 19.7867 and Ps. 20.6640 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2017 and 2016 was Ps. 23.7549 and Ps. 21.6724 per euro, respectively.

For the years ended December 31, 2017, 2016 and 2015, PEMEX recognized a net gain (loss) of Ps. 25,338,324, Ps. (14,000,987) and Ps. (21,449,877), respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.

The following table presents the fair value of PEMEX’s DFIs that are showed on the consolidated statement of financial position in derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2017 and 2016:

	Derivatives assets Fair value
	2017		2016
Derivatives not designated as hedging instruments
Crude oil options	Ps.	397,630	Ps.	—
Currency options		4,968,159		—
Natural gas options		398		11,548
Cross-currency swaps		24,126,452		4,503,550
Natural gas swaps		7,003		30,162
Propane swaps		—		—
Interest rate swaps		411,721		312,210
Others		202,091		—

Total derivatives not designated as hedging instruments		30,113,454		4,857,470

Total assets	Ps.	30,113,454	Ps.	4,857,470

	Derivatives liabilities Fair value
	2017		2016
Derivatives not designated as hedging instruments
Forwards	Ps.	(2,006,461)	Ps.	—
Futures		—		—
Crude oil options		(5,407,817)		—
Currency options		—		(301,131)
Natural gas options		(397)		(11,488)
Cross-currency swaps		(10,301,983)		(30,380,405)
Natural gas swaps		(6,182)		(27,438)
Propane swaps		—		—
Interest rate swaps		(22,870)		(147,494)
Others		(269)		—

Total derivatives not designated as hedging instruments		(17,745,979)		(30,867,956)

Total liabilities	Ps.	(17,745,979)	Ps.	(30,867,956)

Net total	Ps.	12,367,475	Ps.	(26,010,486)

The following tables present the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2017, 2016 and 2015, in the consolidated statement of comprehensive income which is presented in the line “Derivative financial instruments (cost) income, net”:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of comprehensive income
	2017		2016		2015
Forwards	Ps.	(1,976,241)	Ps.	—	Ps.	—
Futures		(779,950)		(1,925,969)		1,387,177
Crude oil options		(3,771,604)		—		—
Currency options		5,255,931		(298,789)		—
Natural gas options		673		(671)		4,786
Cross-currency swaps		27,747,290		(11,633,605)		(21,358,898)
Natural gas swaps		1,780		831		4,355
Propane swaps		—		(3,805)		(1,136,188)
Interest rate swaps		(34,306)		(138,979)		(351,109)
Others		(1,105,249)		—		—

Total	Ps.	25,338,324	Ps.	(14,000,987)	Ps.	(21,449,877)

C.	Fair value hierarchy

PEMEX values its DFIs under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions therefore fall under Level 2 of the fair value hierarchy for market participant assumptions, as described below.

The fair values determined by Level 1 inputs utilize quoted prices in financial markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in financial markets, and inputs other than quoted prices that are observed for the assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.

Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable assets and liabilities.

When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.

The following tables present information about PEMEX’s financial assets and liabilities measured at fair value and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of December 31, 2017 and 2016.

	Fair value hierarchy						Total as of 2017
	Level 1		Level 2		Level 3
Assets:
Derivative financial instruments	Ps.	—	Ps.	30,113,454	Ps.	—	Ps.	30,113,454
Available-for-sale financial assets		—		1,056,918		—		1,056,918

Liabilities:
Derivative financial instruments		—		(17,745,979)		—		(17,745,979)

	Fair value hierarchy						Total as of 2016
	Level 1		Level 2		Level 3
Assets:
Derivative financial instruments	Ps.	—	Ps.	4,857,470	Ps.	—	Ps.	4,857,470
Available-for-sale financial assets		6,463,096		2,417,123		—		8,880,219

Liabilities:
Derivative financial instruments		—		(30,867,956)		—		(30,867,956)

When market quotes are not available to measure the fair value of PEMEX’s DFIs, PEMEX uses Level 2 inputs to calculate the fair value based on quotes from major market sources. These market quotes are then adjusted internally using standard market pricing models for interest rate, currency, equity and commodities derivatives.

The following table shows the carrying value and the estimated fair value of the remaining financial assets and liabilities, which are not valued at fair value, as of December 31, 2017 and 2016:

	2017				2016
	Carrying value		Fair value		Carrying value		Fair value
Assets:
Cash and cash equivalents	Ps.	97,851,754	Ps.	97,851,754	Ps.	163,532,513	Ps.	163,532,513
Accounts receivable, net		170,645,234		170,645,234		133,220,527		133,220,527
Long-term notes receivable		148,492,909		148,492,909		148,607,602		148,607,602

Liabilities:
Suppliers		139,955,378		139,955,378		151,649,540		151,649,540
Accounts and accrued expenses payable		23,211,401		23,211,401		18,666,607		18,666,607
Short-term debt and current portion of long-term debt		157,209,467		157,209,467		176,166,188		176,166,188
Long-term debt		1,880,665,604		1,996,173,753		1,807,004,542		1,812,109,426

The fair values of the financial current assets and current liabilities presented in the table above are included for informational purposes.

The fair values of current financial assets and short-term liabilities are equal to their nominal values because, due to their short-term maturities, their nominal values are very close to their corresponding fair values.

The fair value of long-term debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, estimated fair values do not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.

The information related to “Cash and cash equivalents”, “Accounts receivable, net”, “Available-for-sale financial assets”, “Long-term notes receivable” and “Debt” is described in the following notes, respectively:

•	Note 6, Cash, cash equivalents and restricted cash;

•	Note 7, Accounts receivable, net;

•	Note 10, Available-for-sale financial assets;

•	Note 14, Long-term notes receivable and other; and

•	Note 15, Debt.